Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended
	Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2019	Dec. 31, 2018		Jun. 30, 2018
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs	$ 28,070	[1]	$ 20,602	[1]	$ 13,430	[1]	$ (3,586)	[1]	$ 48,672	$ (52,491)	[1]	$ 9,843
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period	(91,554)		(112,156)		(43,633)		(40,047)		(112,156)	(30,203)		(40,047)
Unrealized gain (loss) on LTIs	28,070		20,602		13,430		(3,586)			(52,491)
Reallocate reserve to retained earnings upon disposal of LTIs										(29,462)
Long-term investment revaluation reserve at end of period	(63,484)		(91,554)		(30,203)		(43,633)		(63,484)	(112,156)		(30,203)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period	(91,509)		(112,156)		(41,239)		(38,111)		(112,156)	(24,576)		(38,111)
Unrealized gain (loss) on LTIs	30,026		20,647		16,663		(3,128)			(53,520)
Reallocate reserve to retained earnings upon disposal of LTIs										(34,060)
Long-term investment revaluation reserve at end of period	(61,483)		(91,509)		(24,576)		(41,239)		(61,483)	(112,156)		(24,576)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period	(45)				(2,394)		(1,936)			(5,627)		(1,936)
Unrealized gain (loss) on LTIs	(1,956)		(45)		(3,233)		(458)			1,029
Reallocate reserve to retained earnings upon disposal of LTIs										$ 4,598
Long-term investment revaluation reserve at end of period	$ (2,001)		$ (45)		$ (5,627)		$ (2,394)		$ (2,001)			$ (5,627)

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.